Concentrations - Schedule of Revenue Derived from Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenue	$ 717,170	$ 677,090	$ 660,794
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	303,357	301,842	281,469
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	126,399	134,434	151,658
Hapag Lloyd [Member]
Revenue, Major Customer [Line Items]
Revenue	77,675	65,463	58,980
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	76,130	76,148	76,359
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 133,609	$ 99,203	$ 92,328